PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

ARIZONA TAX-EXEMPT FUND

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND

CALIFORNIA TAX-EXEMPT FUND

INTERMEDIATE TAX-EXEMPT FUND

LIMITED TERM TAX-EXEMPT FUND

TAX-EXEMPT FUND

(COLLECTIVELY, THE “FUNDS”)

SUPPLEMENT DATED MAY 14, 2025 TO THE FUNDS’ PROSPECTUS DATED JULY 31, 2024, AS SUPPLEMENTED

Effective May 14, 2025, Brian Sipich is added as a portfolio manager of the Funds. Accordingly, the Funds’ Prospectus is amended, effective May 14, 2025, as follows:

1.	The paragraph under the section entitled “FUND SUMMARIES – Arizona Tax-Exempt Fund – Management” on page 133 of the Prospectus is deleted and replaced with the following:

INVESTMENT ADVISER AND PORTFOLIO MANAGERS. NTI, an indirect subsidiary of Northern Trust Corporation, serves as the investment adviser of the Arizona Tax-Exempt Fund. Adam M. Shane, CFA, Senior Vice President of NTI, Timothy Blair, CFA, Senior Vice President of NTI, and Brian Sipich, CFA, Vice President of NTI, have been managers of the Fund since July 2022, July 2023, and May 2025, respectively. The Northern Trust Company, an affiliate of NTI, serves as transfer agent, custodian and sub-administrator to the Fund.

2.	The paragraph under the section entitled “FUND SUMMARIES – California Intermediate Tax-Exempt Fund – Management” on page 138 of the Prospectus is deleted and replaced with the following:

INVESTMENT ADVISER AND PORTFOLIO MANAGERS. NTI, an indirect subsidiary of Northern Trust Corporation, serves as the investment adviser of the California Intermediate Tax-Exempt Fund. Adam M. Shane, CFA, Senior Vice President of NTI, Timothy Blair, CFA, Senior Vice President of NTI, and Brian Sipich, CFA, Vice President of NTI, have been managers of the Fund since October 2018, July 2023, and May 2025, respectively. The Northern Trust Company, an affiliate of NTI, serves as transfer agent, custodian and sub-administrator to the Fund.

3.	The paragraph under the section entitled “FUND SUMMARIES – California Tax-Exempt Fund – Management” on page 143 of the Prospectus is deleted and replaced with the following:

INVESTMENT ADVISER AND PORTFOLIO MANAGERS. NTI, an indirect subsidiary of Northern Trust Corporation, serves as the investment adviser of the California Tax-Exempt Fund. Adam M. Shane, CFA, Senior Vice President of NTI, Timothy Blair, CFA, Senior Vice President of NTI, and Brian Sipich, CFA, Vice President of NTI, have been managers of the Fund since October 2018, July 2023 and May 2025, respectively. The Northern Trust Company, an affiliate of NTI, serves as transfer agent, custodian and sub-administrator to the Fund.

4.	The paragraph under the section entitled “FUND SUMMARIES – Intermediate Tax-Exempt Fund – Management” beginning on page 152 of the Prospectus is deleted and replaced with the following:

INVESTMENT ADVISER AND PORTFOLIO MANAGERS. NTI, an indirect subsidiary of Northern Trust Corporation, serves as the investment adviser of the Intermediate Tax-Exempt Fund. Adam M. Shane, CFA, Senior Vice President of NTI, Timothy Blair, CFA, Senior Vice President of NTI, and Brian Sipich, CFA, Vice President of NTI, have been managers of the Fund since July 2022, July 2023 and May 2025, respectively. The Northern Trust Company, an affiliate of NTI, serves as transfer agent, custodian and sub-administrator to the Fund.

5.	The paragraph under the section entitled “FUND SUMMARIES – Limited Term Tax-Exempt Fund – Management” beginning on page 157 of the Prospectus is deleted and replaced with the following:

INVESTMENT ADVISER AND PORTFOLIO MANAGERS. NTI, an indirect subsidiary of Northern Trust Corporation, serves as the investment adviser of the Limited Term Tax-Exempt Fund. Adam M. Shane, CFA, Senior Vice President of NTI, Timothy Blair, CFA, Senior Vice President of NTI, and Brian Sipich, CFA, Vice President of NTI, have been managers of the Fund since July 2022, July 2023, and May 2025, respectively. The Northern Trust Company, an affiliate of NTI, serves as transfer agent, custodian and sub-administrator to the Fund.

NORTHERN FUNDS PROSPECTUS

PROSPECTUS SUPPLEMENT

6.	The paragraph under the section entitled “FUND SUMMARIES – Tax-Exempt Fund – Management” on page 162 of the Prospectus is deleted and replaced with the following:

INVESTMENT ADVISER AND PORTFOLIO MANAGERS. NTI, an indirect subsidiary of Northern Trust Corporation, serves as the investment adviser of the Tax-Exempt Fund. Adam M. Shane, CFA, Senior Vice President of NTI, Timothy Blair, CFA, Senior Vice President of NTI, and Brian Sipich, CFA, Vice President of NTI, have been managers of the Fund since July 2022, July 2023, and May 2025, respectively. The Northern Trust Company, an affiliate of NTI, serves as transfer agent, custodian and sub-administrator to the Fund.

7.	The seventh paragraph under the section entitled “FUND MANAGEMENT – FIXED INCOME AND TAX-EXEMPT FIXED INCOME FUNDS” beginning on page 196 of the Prospectus are deleted and replaced with the following:

The managers for the Arizona Tax-Exempt Fund, California Intermediate Tax-Exempt Fund, California Tax-Exempt Fund, Intermediate Tax-Exempt Fund, Limited Term Tax-Exempt Fund, and Tax-Exempt Fund are Adam M. Shane, CFA, and Timothy Blair, CFA, each a Senior Vice President of NTI, and Brian Sipich, CFA, Vice President of NTI. Mr. Shane has been a manager of the California Intermediate Tax-Exempt Fund and California Tax-Exempt Fund since October 2018; and the Arizona Tax-Exempt Fund, Intermediate Tax-Exempt Fund, Limited Term Tax-Exempt Fund and Tax-Exempt Fund since July 2022. Mr. Blair has been a portfolio manager of the Funds since July 2023. Mr. Sipich has been a portfolio manager of the Funds since May 2025. Mr. Shane joined NTI in 2010 and is the director of the High Yield Municipal Fixed Income Group. Mr. Blair joined NTI in 1992 and joined the municipal bond team in 1996. He has managed registered mutual funds and separate accounts for institutional and wealth management clients. Mr. Shane and Mr. Blair are also portfolio managers for the Tax-Advantaged Ultra-Short Fixed Income Fund. Mr. Sipich joined NTI in 2024 and is a Municipal Bond Senior Portfolio Manager on the Global Fixed Income team. Prior to joining NTI, Mr. Sipich was a senior fixed income portfolio manager at the Bank of Montreal from 2015-2023.

Please retain this supplement with your Prospectus for future reference.

50 South LaSalle Street P.O. Box 75986 Chicago, Illinois 60675-5986 800-595-9111 northerntrust.com/funds	NF SPT PRO (5/25)

NORTHERN FUNDS PROSPECTUS

STATEMENT OF ADDITIONAL INFORMATION (“SAI”) SUPPLEMENT

NORTHERN FUNDS

ARIZONA TAX-EXEMPT FUND

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND

CALIFORNIA TAX-EXEMPT FUND

INTERMEDIATE TAX-EXEMPT FUND

LIMITED TERM TAX-EXEMPT FUND

TAX-EXEMPT FUND

(COLLECTIVELY, THE “FUNDS”)

SUPPLEMENT DATED MAY 14, 2025 TO THE FUNDS’ SAI DATED JULY 31, 2024, AS SUPPLEMENTED

Effective May 14, 2025, Brian Sipich is added as a portfolio manager of the Funds. Accordingly, the Funds’ SAI is amended, effective May 14, 2025, as follows:

1.	The information for the Funds in the table under the section entitled “PORTFOLIO MANAGERS” on page 112 of the SAI is replaced with the following:

PORTFOLIO MANAGERS

Fund	Portfolio Manager(s)
Arizona Tax-Exempt Fund	Adam M. Shane, Timothy Blair and Brian Sipich*******
California Intermediate Tax-Exempt Fund	Adam M. Shane, Timothy Blair and Brian Sipich*******
California Tax-Exempt Fund	Adam M. Shane, Timothy Blair and Brian Sipich*******
Intermediate Tax-Exempt Fund	Adam M. Shane, Timothy Blair and Brian Sipich*******
Limited Term Tax-Exempt Fund	Adam M. Shane, Timothy Blair and Brian Sipich*******
Tax-Exempt Fund	Adam M. Shane, Timothy Blair and Brian Sipich*******

*******	Became a Portfolio Manager effective May 14, 2025

2.	The following information with respect to Brian Sipich is added under the section entitled “PORTFOLIO MANAGERS – Accounts Managed by Portfolio Managers” beginning on page 113 of the SAI:

The table below discloses the accounts within each type of category listed below for which Brian Sipich* was jointly and primarily responsible for day-to-day portfolio management as of March 31, 2025.

Type of Accounts	Total Number of Accounts Managed	Total Assets (in Millions)	Number of Accounts Managed with Advisory Fee Based on Performance	Total Assets with Advisory Fee Based on Performance (in Millions)
Northern Funds:	0	$0	0	$0
Other Registered Investment Companies:	0	$0	0	$0
Other Pooled Investment Vehicles:	0	$0	0	$0
Other Accounts:	0	$0	0	$0

*	Brian Sipich became a Portfolio Manager of the Arizona Tax-Exempt Fund, California Intermediate Tax-Exempt Fund, California Tax-Exempt Fund, Intermediate Tax-Exempt Fund, Limited Term Tax-Exempt Fund, and Tax-Exempt Fund effective May 14, 2025. Information provided is as of March 31, 2025.

NORTHERN FUNDS PROSPECTUS

STATEMENT OF ADDITIONAL INFORMATION (“SAI”) SUPPLEMENT

3.	The following information is added in the table under the section entitled “PORTFOLIO MANAGERS – Disclosure of Securities Ownership” beginning on page 127 of the SAI:

Shares Beneficially Owned by	Fund	Dollar ($) Range of Shares Beneficially Owned by Portfolio Manager Because of Direct or Indirect Pecuniary Interest
Brian Sipich[19]	Arizona Tax-Exempt Fund	None
Brian Sipich[19]	California Intermediate Tax-Exempt Fund	None
Brian Sipich[19]	California Tax-Exempt Fund	None
Brian Sipich[19]	Intermediate Tax-Exempt Fund	None
Brian Sipich[19]	Limited Term Tax-Exempt Fund	None
Brian Sipich[19]	Tax-Exempt Fund	None

[19]	Brian Sipich became a Portfolio Manager of the Arizona Tax-Exempt Fund, California Intermediate Tax-Exempt Fund, California Tax-Exempt Fund, Intermediate Tax-Exempt Fund, Limited Term Tax-Exempt Fund, and Tax-Exempt Fund effective May 14, 2025. Information provided is as of March 31, 2025.

Please retain this supplement with your SAI for future reference.

50 South LaSalle Street P.O. Box 75986 Chicago, Illinois 60675-5986 800-595-9111 northerntrust.com/funds	NF SPT SAI (5/25)

NORTHERN FUNDS PROSPECTUS